Statements of Changes In Stockholders' Deficit - USD ($)	CIK 0001816261 Executive Network Partnering Corp Common Stock Common Class A		CIK 0001816261 Executive Network Partnering Corp Common Stock Common Class B		CIK 0001816261 Executive Network Partnering Corp Common Stock Common Stock Class F		CIK 0001816261 Executive Network Partnering Corp Additional Paid-in Capital	CIK 0001816261 Executive Network Partnering Corp Accumulated Deficit	CIK 0001816261 Executive Network Partnering Corp	Total
Beginning balance at Jun. 21, 2020	$ 0	[1]	$ 0	[2]	$ 0	[3]	$ 0	$ 0	$ 0
Beginning balance (Shares) at Jun. 21, 2020	0		0		0
Net income (loss)								2,308,250	2,308,250
Ending balance at Dec. 31, 2020	$ 61	[1]	$ 30	[2]	$ 83	[3]	0	(9,880,718)	(9,880,544)
Ending balance (Shares) at Dec. 31, 2020	614,000		300,000		828,000
Net income (loss)								1,621,543	1,621,543	$ 15,510,000
Ending balance at Mar. 31, 2021	$ 61		$ 30		$ 83		0	(8,259,175)	(8,259,001)
Ending balance (Shares) at Mar. 31, 2021	614,000		300,000		828,000
Beginning balance at Dec. 31, 2020	$ 61	[1]	$ 30	[2]	$ 83	[3]	0	(9,880,718)	(9,880,544)
Beginning balance (Shares) at Dec. 31, 2020	614,000		300,000		828,000
Net income (loss)									1,274,117	56,671,000
Ending balance at Sep. 30, 2021	$ 61		$ 30		$ 83		0	(8,606,601)	(8,606,427)
Ending balance (Shares) at Sep. 30, 2021	614,000		300,000		828,000
Beginning balance at Dec. 31, 2020	$ 61	[1]	$ 30	[2]	$ 83	[3]	0	(9,880,718)	(9,880,544)
Beginning balance (Shares) at Dec. 31, 2020	614,000		300,000		828,000
Net income (loss)								1,472,331	1,472,331	88,866,251
Ending balance at Dec. 31, 2021	$ 61		$ 30	[2]	$ 83	[3]	0	(8,408,387)	(8,408,213)
Ending balance (Shares) at Dec. 31, 2021	614,000		300,000		828,000
Beginning balance at Mar. 31, 2021	$ 61		$ 30		$ 83		0	(8,259,175)	(8,259,001)
Beginning balance (Shares) at Mar. 31, 2021	614,000		300,000		828,000
Net income (loss)								(1,422,012)	(1,422,012)	16,040,000
Ending balance at Jun. 30, 2021	$ 61		$ 30		$ 83		0	(9,681,187)	(9,681,013)
Ending balance (Shares) at Jun. 30, 2021	614,000		300,000		828,000
Net income (loss)								1,074,586	1,074,586	25,121,000
Ending balance at Sep. 30, 2021	$ 61		$ 30		$ 83		0	(8,606,601)	(8,606,427)
Ending balance (Shares) at Sep. 30, 2021	614,000		300,000		828,000
Beginning balance at Dec. 31, 2021	$ 61		$ 30	[2]	$ 83	[3]	0	(8,408,387)	(8,408,213)
Beginning balance (Shares) at Dec. 31, 2021	614,000		300,000		828,000
Net income (loss)								3,322,933	3,322,933	27,845,000
Ending balance at Mar. 31, 2022	$ 61		$ 30		$ 83		0	(5,085,454)	(5,085,280)
Ending balance (Shares) at Mar. 31, 2022	614,000		300,000		828,000
Beginning balance at Dec. 31, 2021	$ 61		$ 30	[2]	$ 83	[3]	0	(8,408,387)	(8,408,213)
Beginning balance (Shares) at Dec. 31, 2021	614,000		300,000		828,000
Net income (loss)									(9,792,186)	137,046,000
Ending balance at Sep. 30, 2022	$ 61		$ 30		$ 83		0	(19,633,800)	(19,633,626)
Ending balance (Shares) at Sep. 30, 2022	614,000		300,000		828,000
Beginning balance at Mar. 31, 2022	$ 61		$ 30		$ 83		0	(5,085,454)	(5,085,280)
Beginning balance (Shares) at Mar. 31, 2022	614,000		300,000		828,000
Increase in redemption value of Class A common stock subject to possible redemption								(70,397)	(70,397)
Net income (loss)								(14,002,228)	(14,002,228)	66,466,000
Ending balance at Jun. 30, 2022	$ 61		$ 30		$ 83		0	(19,158,079)	(19,157,905)
Ending balance (Shares) at Jun. 30, 2022	614,000		300,000		828,000
Increase in redemption value of Class A common stock subject to possible redemption								(1,362,830)	(1,362,830)
Net income (loss)								887,109	887,109	$ 42,735,000
Ending balance at Sep. 30, 2022	$ 61		$ 30		$ 83		$ 0	$ (19,633,800)	$ (19,633,626)
Ending balance (Shares) at Sep. 30, 2022	614,000		300,000		828,000

[1]	On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class A common stock, issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.
[2]	On July 17, 2020, the Company effected a 100:1 stock split for each share of Class B common stock issued and outstanding. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.
[3]	On July 29, 2020, the Company effected a reverse stock split for all Class F common stock issued and outstanding. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split for all Class F common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.